UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    KS Management Corp.

Address: 11 West 42nd Street, 30th Floor
         New York, New York 10036

13F File Number: 028-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Jemal
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  (212) 764-3500


Signature, Place and Date of Signing:

   /s/ Michael Jemal           New York, New York            August 9, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       11

Form 13F Information Table Value Total:       25,088
                                              (thousands)


List of Other Included Managers:

None

                             FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                       VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP        (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------               ---------     ------       ---------   --------  --------   ----------  --------    -----  ------ -----

ACCURIDE CORP NEW             COM NEW       00439T206         581     96,903  SH            SOLE                  96,903
ARIBA INC                     COM NEW       04033V203       2,461     55,000  SH            SOLE                  55,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM           256743105       2,814     34,752  SH            SOLE                  34,752
GENERAL MTRS CO               COM           37045V100         201     10,160  SH            SOLE                  10,160
GOODRICH CORP                 COM           382388106       8,921     70,300  SH            SOLE                  70,300
LYONDELLBASELL INDUSTRIES N   SHS - A -     N53745100         298      7,389  SH            SOLE                   7,389
PLX TECHNOLOGY INC            COM           693417107         635    100,000  SH            SOLE                 100,000
PROGRESS ENERGY INC           COM           743263105       2,618     43,500  SH            SOLE                  43,500
QUEST DIAGNOSTICS INC         COM           74834L100         417     15,000  SH            SOLE                  15,000
SOLUTIA INC                   COM NEW       834376501       5,907    210,600  SH            SOLE                 210,600
WESTERN COPPER & GOLD CORP    COM           95805V108         235    298,000  SH            SOLE                 298,000




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